LORD ABBETT SECURITIES TRUST

Lord Abbett International Opportunities Fund

Supplement dated October 14, 2019 to the

Summary Prospectus dated March 1, 2019

The following table replaces the table in the subsection under “Management – Portfolio Managers” on page 10 of the summary prospectus:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Todd D. Jacobson, Partner and Portfolio Manager	2005
Vincent J. McBride, Partner and Portfolio Manager	2005

Please retain this document for your future reference.